CORPORATE INFORMATION (Details) ¥ in Millions		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 ZAR (R)	[2]	Jun. 19, 2017 ZAR (R)	Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [line items]
Nominal value of ordinary shares issued and paid-up/registered capital		¥ 43,081	$ 6,621,000,000						¥ 43,081
CNOOC China Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC China Limited
Place of establishment		Tianjin, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥		¥ 20,000
Percentage of equity attributable to the Group		100.00%
China Offshore Oil (Singapore) International Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity		China Offshore Oil (Singapore) International Pte Ltd
Place of establishment		Singapore
Nominal value of ordinary shares issued and paid-up/registered capital				$ 3,000,000
Percentage of equity attributable to the Group		100.00%
CNOOC International Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC International Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			20,000,000,002
Percentage of equity attributable to the Group		100.00%
CNOOC Finance (2003) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2003) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
CNOOC Finance (2011) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2011) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
CNOOC Finance (2012) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2012) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
CNOOC Finance (2013) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2013) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
CNOOC Deepwater Development Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Deepwater Development Limited
Place of establishment	[1]	Zhuhai, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥	[1]	¥ 20,300
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Southeast Asia Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Southeast Asia Limited
Place of establishment	[1]	Bermuda
Nominal value of ordinary shares issued and paid-up/registered capital	[1]		12,000
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC SES Ltd. [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC SES Ltd.
Place of establishment	[1]	Malaysia
Nominal value of ordinary shares issued and paid-up/registered capital	[1]		1
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Muturi Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Muturi Limited
Place of establishment	[1]	Isle of Man
Nominal value of ordinary shares issued and paid-up/registered capital	[1]		7,780,770
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC NWS Private Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC NWS Private Limited
Place of establishment	[1]	Singapore
Nominal value of ordinary shares issued and paid-up/registered capital	[1]			$ 2
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Exploration & Production Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Exploration & Production Nigeria Limited
Place of establishment	[1]	Nigeria
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)		NGN10 million
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Iraq Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Iraq Limited
Place of establishment	[1]	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital	[1]		1
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Canada Energy Ltd. [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Canada Energy Ltd.
Place of establishment	[1]	Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	[1]	100 common shares without a par value 103,000 preferred shares without a par value
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Uganda Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Uganda Ltd
Place of establishment	[1]	Uganda
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)		1 million Uganda Shilling
Percentage of equity attributable to the Group	[1]	100.00%
Nexen Energy ULC [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Nexen Energy ULC
Place of establishment	[1]	Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	[1]	13,671,421,700 common shares without a par value
Percentage of equity attributable to the Group	[1]	100.00%
Nexen Petroleum U.K. Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Nexen Petroleum U.K. Limited
Place of establishment	[1]	England and Wales
Nominal value of ordinary shares issued and paid-up/registered capital | £	[1]				£ 98,009,131
Percentage of equity attributable to the Group	[1]	100.00%
Nexen Petroleum Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Nexen Petroleum Nigeria Limited
Place of establishment	[1]	Nigeria
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)		NGN30 million
Percentage of equity attributable to the Group	[1]	100.00%
OOGC America LLC [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	OOGC America LLC
Place of establishment	[1]	USA
Percentage of equity attributable to the Group	[1]	100.00%
Nexen Petroleum Offshore U.S.A. Inc. [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Nexen Petroleum Offshore U.S.A. Inc.
Place of establishment	[1]	USA
Nominal value of ordinary shares issued and paid-up/registered capital	[1]		15,830
Percentage of equity attributable to the Group	[1]	100.00%
Nexen Oil Sands Partnership [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Nexen Oil Sands Partnership
Place of establishment	[1]	Canada
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC PETROLEUM BRASIL LTDA [member]
Disclosure of subsidiaries [line items]
Name of entity	[1],[2]	CNOOC PETROLEUM BRASIL LTDA
Place of establishment	[1],[2]	Brazil
Nominal value of ordinary shares issued and paid-up/registered capital | R	[1]					R 2,965,600,000		R 2,436,000,000
Percentage of equity attributable to the Group	[1],[2]	100.00%
CNOOC Nexen Finance (2014) ULC [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Nexen Finance (2014) ULC
Place of establishment	[1]	Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	[1]	100 common shares without a par value
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Finance (2015) U.S.A. LLC [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Finance (2015) U.S.A. LLC
Place of establishment	[1]	USA
Percentage of equity attributable to the Group	[1]	100.00%
CNOOC Finance (2015) Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	CNOOC Finance (2015) Australia Pty Ltd
Place of establishment	[1]	Australia
Nominal value of ordinary shares issued and paid-up/registered capital	[1]		$ 1
Percentage of equity attributable to the Group	[1]	100.00%

[1]	All subsidiaries are indirectly held through CNOOC International Limited, except CNOOC Deepwater Development Limited which is indirectly held through CNOOC China Limited.
[2]	The registered capital of CNOOC PETROLEUM BRASIL LTDA increased from R$2,436,000,000 to R$2,965,600,000 on 20 June 2017.